Insurance Contracts - Summary of New Insurance Contracts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Effect on financial statements of initial recognition of contracts	₩ 73,839	₩ 33,487
Estimated Present Value of Future Cash Outflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	17,002,105	12,467,274
Insurance Acquisition Cash Flow
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	3,060,625	2,435,059
Insurance Claims and Service Expenses
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	13,941,480	10,032,215
Estimated Present Value of Future Cash Inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	(19,684,967)	(15,157,309)
Risk Adjustment for Non-Financial Risks
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	323,077	251,886
Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	2,433,624	2,471,636
Other than onerous contract
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Effect on financial statements of initial recognition of contracts	0	0
Other than onerous contract | Estimated Present Value of Future Cash Outflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	15,805,702	11,999,588
Other than onerous contract | Insurance Acquisition Cash Flow
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	2,900,605	2,354,262
Other than onerous contract | Insurance Claims and Service Expenses
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	12,905,097	9,645,326
Other than onerous contract | Estimated Present Value of Future Cash Inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	(18,547,325)	(14,716,101)
Other than onerous contract | Risk Adjustment for Non-Financial Risks
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	307,999	244,877
Other than onerous contract | Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	2,433,624	2,471,636
Onerous contract
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Effect on financial statements of initial recognition of contracts	73,839	33,487
Onerous contract | Estimated Present Value of Future Cash Outflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	1,196,403	467,686
Onerous contract | Insurance Acquisition Cash Flow
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	160,020	80,797
Onerous contract | Insurance Claims and Service Expenses
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	1,036,383	386,889
Onerous contract | Estimated Present Value of Future Cash Inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	(1,137,642)	(441,208)
Onerous contract | Risk Adjustment for Non-Financial Risks
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	15,078	7,009
Onerous contract | Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	₩ 0	₩ 0